Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 62,649,065.91
Total Fee Amount	8,651.83
Total Offset Amount	0.00
Net Fee	$ 8,651.83
Offering Table N/A
Offset Table N/A	N/A